Finance receivables (Schedule of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	¥ 17,894,598	¥ 16,737,201
Deferred origination costs	204,304	181,764
Unearned income	(986,928)	(919,967)
Allowance for credit losses	(183,085)	(169,074)
Total finance receivables, net	16,928,889	15,829,924
Less - Current portion	(6,647,771)	(6,348,306)
Noncurrent finance receivables, net	10,281,118	9,481,618
Total finance receivables, net	16,928,889	15,829,924
Retail Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	12,768,305	11,995,174
Allowance for credit losses	(117,594)	(103,457)	¥ (104,354)	¥ (98,853)
Finance Lease Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	1,636,536	1,460,600
Allowance for credit losses	(26,483)	(28,817)	(23,962)	(24,600)
Wholesale and Other Dealer Loan Receivables Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Finance receivables	3,489,757	3,281,427
Allowance for credit losses	¥ (39,008)	¥ (36,800)	¥ (30,896)	¥ (30,828)